Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit - USD ($)	Ordinary shares	Accumulated deficit	Accumulated other comprehensive income	Total
Balance at beginning at Dec. 31, 2019	$ 1,375	$ (1,455,099)	$ 98,103	$ (1,355,621)
Balance at beginning (in Shares) at Dec. 31, 2019	1,375,000
Unrealized holding gain on available-for-sales securities			258,314	258,314
Realized holding loss on available-for-sale securities			(346,244)	(346,244)
Net loss for the period		(37,426)		(37,426)
Balance at ending at Dec. 31, 2020	$ 1,375	(1,492,525)	10,173	(1,480,977)
Balance at ending (in Shares) at Dec. 31, 2020	1,375,000
Accretion of carrying value to redemption value		(2,845,420)		(2,845,420)
Unrealized holding gain on available-for-sales securities			482	482
Realized holding loss on available-for-sale securities			(10,655)	(10,655)
Net loss for the period		(131,804)		(131,804)
Balance at ending at Mar. 31, 2021	$ 1,375	(4,469,749)		(4,468,374)
Balance at ending (in Shares) at Mar. 31, 2021	1,375,000
Balance at beginning at Dec. 31, 2020	$ 1,375	(1,492,525)	10,173	(1,480,977)
Balance at beginning (in Shares) at Dec. 31, 2020	1,375,000
Accretion of carrying value to redemption value		(4,584,555)		(4,584,555)
Unrealized holding gain on available-for-sales securities			482	482
Realized holding loss on available-for-sale securities			(10,655)	(10,655)
Net loss for the period		(769,316)		(769,316)
Balance at ending at Dec. 31, 2021	$ 1,375	(6,846,396)		(6,845,021)
Balance at ending (in Shares) at Dec. 31, 2021	1,375,000
Accretion of carrying value to redemption value		(547,992)		(547,992)
Net loss for the period		(351,736)		(351,736)
Balance at ending at Mar. 31, 2022	$ 1,375	$ (7,746,124)		$ (7,744,749)
Balance at ending (in Shares) at Mar. 31, 2022	1,375,000